Financial Instruments (Schedule of Aging of Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 62,643	$ 47,948